Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Cost [Abstract]
Schedule of Finance Costs

	Year-ended December 31,
	2024	2023
Interest expense	$24,406	$23,955
Financing fees (income)	—	(76)
Accretion of Senior Notes (Note 10a,b)	2,245	2,501
Loss on extinguishment of Senior Notes 2026 (Note 10a)	11,463	—
Accretion of lease obligations	672	429
Accretion of provisions (Note 11)	2,171	2,347
Total	$40,957	$29,156